Cover	Nov. 03, 2026
Document Information Line Items
Entity Registrant Name	Lake Superior Acquisition Corp.
Entity Central Index Key	0002043508
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 03, 2026
Entity Ex Transition Period	false
Entity File Number	001-42896
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	521 Fifth Avenue
Entity Address Address Line 2	17th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10175
City Area Code	646
Local Phone Number	886-8892
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units Each Consisting Of One Class A Ordinary Share And One Right Member
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one right to receive one-seventh of one Class A Ordinary Share
Trading Symbol	LKSPU
Security Exchange Name	NASDAQ
Class A Ordinary Share No Par Value Member
Document Information Line Items
Security 12b Title	Class A Ordinary Shares, no par value
Trading Symbol	LKSP
Security Exchange Name	NASDAQ
Acquire One Class A Ordinary Share Member
Document Information Line Items
Security 12b Title	Rights, each right entitling the holder to receive one-seventh of one Class A Ordinary Share
Trading Symbol	LKSPR
Security Exchange Name	NASDAQ